Related Party Disclosures - Additional information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure Of Transactions Between Related Parties [Line Items]
Payment for contributions of noncontrolling interests	£ 17		£ 20
VapeWild
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage			60.00%
British American Tobacco Myanmar Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				44.00%
British American Tobacco Vranje
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				11.00%
Samfruit
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total	£ 5
Acquisition percentage	38.63%
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Share of dividends from associates in respect of dividends	£ 394		£ 239	£ 211
CTBAT International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Payment for contributions of noncontrolling interests | $		$ 171